Stock-Based Compensation - Schedule of Activity for All Stock Options Granted (Details) - Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Activity for All Stock Options Granted [Line Items]
Options outstanding, Exercised		(340,780)	(1,104,673)	(108,940)
Weighted average exercise price, Exercised (in Dollars per share)		$ 10.95	$ 8.8	$ 11
Options outstanding, Vested and expected to vest		1,317,072
Weighted average exercise price, Vested and expected to vest (in Dollars per share)		$ 14.8
Average remaining contractual terms, Vested and expected to vest		4 years 5 months 15 days
Aggregate intrinsic Value, Vested and expected to vest (in Dollars)		$ 47,360
Options outstanding, Exercisable		1,317,072
Weighted average exercise price, Exercisable (in Dollars per share)		$ 14.8
Average remaining contractual terms, Exercisable		4 years 5 months 15 days
Aggregate intrinsic Value, Exercisable (in Dollars)		$ 47,360
Options outstanding, Grant
Options outstanding, Forfeited or expired			(58,549)	(21,756)
Weighted average exercise price, Forfeited or expired (in Dollars per share)			$ 11	$ 11
Options outstanding ,Outstanding Ending balance	2,951,770	1,317,072	1,657,852	2,821,074
Weighted average exercise price ,Outstanding Ending balance (in Dollars per share)	$ 12	$ 14.8	$ 14.02	$ 11.93
Average remaining contractual terms, Outstanding Ending balance	6 years 5 months 15 days	4 years 5 months 15 days	5 years 5 months 15 days	5 years 5 months 1 day
Aggregate intrinsic Value, Outstanding Ending balance (in Dollars)	$ 42,143	$ 47,360		$ 37,431